Document And Entity Information	Nov. 25, 2025
Document Information Line Items
Entity Central Index Key	0002086264
Document Type	S-1
Entity Registrant Name	Vine Hill Capital Investment Corp. II
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false